Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Costs and expenses:
Research and development	2,054	1,229	6,163	3,674	5,517	8,333
General and administrative	1,644	1,610	4,704	4,644	6,606	6,427
In-process research and development impairment expense					0	12,500
Total costs and expenses	3,698	2,839	10,867	8,318	12,123	27,260
Loss from operations	(3,698)	(2,839)	(10,867)	(8,318)	(12,123)	(27,260)
Non-operating expense:
Interest expense	(498)	(1,440)	(844)	(4,637)	(3,655)	(1,555)
Loss on impairment of intangible assets	0	0	(653)	0
Loss on disposal of equipment			0	(267)	(325)	0
Gain (loss) on extinguishment of debt	0	(2,145)	181	(2,145)	(2,145)	0
Liquidated damages	0	0	(1,112)	0	(1,763)	0
Change in fair value of derivative instrument	9	95	47	95	177	(8,656)
Other income (expense), net	55	278	15	265	(28)	(46)
Total non-operating expense	(434)	(3,212)	(2,366)	(6,422)	(7,739)	(10,257)
Net loss before income taxes	(4,132)	(6,051)	(13,233)	(14,740)	(19,862)	(37,517)
Income tax expense	0	0	0	0	1,973	4,856
Net loss	(4,132)	(6,051)	(13,233)	(14,740)	(17,889)	(32,661)
Deemed dividend	(5,541)	0	(11,140)	0	(6,864)	(7,973)
Net loss attributable to common stockholders	$ (9,673)	$ (6,051)	$ (24,373)	$ (14,740)	$ (24,753)	$ (40,634)
Basic and diluted net loss per common share	$ (0.24)	$ (0.53)	$ (0.71)	$ (1.47)	$ (2.11)	$ (9.58)
Weighted average common shares outstanding – basic and diluted:	39,508,791	11,322,894	34,319,963	10,010,496	11,755,713	4,240,075